Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of transfer of goods and services over time and at a point in time
The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

	2021
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	44	—	109	—	283	198	634
Products and services transferred over time	14	—	26	—	558	33	631

	58	—	135	—	841	231	1,265
Assessments
Products transferred at a point in time	173	—	6	16	—	—	195
Products and services transferred over time	973	—	72	119	—	—	1,164

	1,146	—	78	135	—	—	1,359
Services
Products transferred at a point in time	—	—	22	—	—	14	36
Products and services transferred over time	—	713	3	37	8	7	768

	—	713	25	37	8	21	804

Total	1,204	713	238	172	849	252	3,428

	2020
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	43	—	106	—	313	208	670
Products and services transferred over time	14	—	24	—	630	28	696

	57	—	130	—	943	236	1,366
Assessments
Products transferred at a point in time	138	—	3	7	—	—	148
Products and services transferred over time	887	—	61	123	—	—	1,071

	1,025	—	64	130	—	—	1,219
Services
Products transferred at a point in time	—	—	22	—	—	22	44
Products and services transferred over time	—	692	2	33	13	28	768

	—	692	24	33	13	50	812

Total	1,082	692	218	163	956	286	3,397

	2019
All figures in £ millions	Assessment & Qualifications	Virtual Learning	English Language Learning	Workforce Skills	Higher Education	Strategic Review	Total
Courseware
Products transferred at a point in time	50	—	152	—	492	260	954
Products and services transferred over time	14	—	22	—	594	66	696

	64	—	174	—	1,086	326	1,650
Assessments
Products transferred at a point in time	162	—	4	8	—	—	174
Products and services transferred over time	1,054	—	91	145	—	—	1,290

	1,216	—	95	153	—	—	1,464
Services
Products transferred at a point in time	—	—	48	—	—	38	86
Products and services transferred over time	—	584	3	32	16	34	669

	—	584	51	32	16	72	755

Total	1,280	584	320	185	1,102	398	3,869

Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

	2021
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2022	2023	2024 and later
Courseware
Products transferred at a point in time	634	1	—	1	1	—	—
Products and services transferred over time	631	93	—	93	60	11	22

Assessments
Products transferred at a point in time	195	—	—	—	—	—	—
Products and services transferred over time	1,164	255	442	697	503	191	3

Services
Products transferred at a point in time	36	—	—	—	—	—	—
Products and services transferred over time – subscriptions	290	13	10	23	23	—	—
Products and services transferred over time – other ongoing performance obligations	478	24	220	244	244	—	—

Total	3,428	386	672	1,058	831	202	25

	2020
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2021	2022	2023 and later
Courseware
Products transferred at a point in time	670	—	—	—	—	—	—
Products and services transferred over time	696	105	14	119	84	14	21

Assessments
Products transferred at a point in time	148	1	—	1	1	—	—
Products and services transferred over time	1,071	217	413	630	426	203	1

Services
Products transferred at a point in time	44	—	—	—	—	—	—
Products and services transferred over time – subscriptions	323	18	10	28	27	1	—
Products and services transferred over time – other ongoing performance obligations	445	18	195	213	213	—	—

Total	3,397	359	632	991	751	218	22

	2019
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2020	2021	2022 and later
Courseware
Products transferred at a point in time	954	2	—	2	2	—	—
Products and services transferred over time	696	118	—	118	82	13	23

Assessments
Products transferred at a point in time	174	—	—	—	—	—	—
Products and services transferred over time	1,290	206	375	581	433	146	2

Services 1
Products transferred at a point in time	86	2	—	2	2	—	—
Products and services transferred over time – subscriptions	310	11	—	11	11	—	—
Products and services transferred over time – other ongoing performance obligations	359	21	106	127	126	1	—

Total	3,869	360	481	841	656	160	25